Income Tax (Details) $ in Thousands, ¥ in Millions, $ in Millions	6 Months Ended
	Apr. 30, 2025 HKD ($)	Apr. 30, 2025 CNY (¥)	Apr. 30, 2024	Oct. 31, 2024 USD ($)	Oct. 31, 2023 USD ($)
Income Tax [Line Items]
Tax rate percentage	25.00%	25.00%	25.00%
Income Tax Credits and Adjustments (in Yuan Renminbi) | ¥		¥ 1
Personal income tax percentage	50.00%	50.00%
Annual taxable income (in Yuan Renminbi) | ¥		¥ 2
Individual business with taxable income (in Yuan Renminbi) | ¥		¥ 1
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	50.00%	50.00%
Operating loss carryforwards (in Dollars) | $				$ 470	$ 670
Park Ha Biological Technology [Member]
Income Tax [Line Items]
Tax rate percentage	16.50%	16.50%
High and New Technology Enterprise [Member]
Income Tax [Line Items]
Tax rate percentage	15.00%	15.00%
Park Ha Jiangsu [Member]
Income Tax [Line Items]
Tax rate percentage	15.00%	15.00%
Hong Kong [Member]
Income Tax [Line Items]
Tax rate amount (in Dollars) | $	$ 2
Tax rate percentage	8.25%	8.25%
Amount of effective income tax rate reconciliation assessable profit (in Dollars) | $	$ 2
Maximum [Member]
Income Tax [Line Items]
Tax rate percentage	25.00%	25.00%
Minimum [Member]
Income Tax [Line Items]
Tax rate percentage	20.00%	20.00%
China, PRC [Member] | High and New Technology Enterprise [Member]
Income Tax [Line Items]
Percentage of subject to profit tax rate	25.00%	25.00%